Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Weighted average shares outstanding of ordinary shares,diluted	20,450,000	20,450,000	20,450,000	20,450,000	15,791,091	20,450,000
Diluted net loss per ordinary share	$ (0.04)	$ 0.00	$ (0.06)	$ (0.01)	$ (0.01)	$ (0.02)